Post-retirement benefits - Summary of movement in plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (658)	$ (723)
Contributions by employer	98	107	$ 237
Return on plan assets, net of interest on assets	(18)	130	(222)
Currency exchange rate gains/(losses)	(6)	29
Ending balance	(551)	(658)	(723)
Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	10,155	11,138
Interest on obligation	476	465
Contributions by plan participants	17	18
Contributions by employer	98	107
Benefits paid	(783)	(752)
Non-investment expenses	(21)	(20)
Return on plan assets, net of interest on assets	18	(130)
Assets transferred to defined contribution section	(8)	(7)
Currency exchange rate gains/(losses)	620	(664)
Ending balance	10,572	10,155	$ 11,138
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(82)
Contributions by employer	65
Currency exchange rate gains/(losses)	12
Ending balance	21	(82)
Pension benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	10,155
Interest on obligation	476
Contributions by plan participants	17
Contributions by employer	65
Benefits paid	(750)
Non-investment expenses	(21)
Return on plan assets, net of interest on assets	18
Assets transferred to defined contribution section	(8)
Currency exchange rate gains/(losses)	620
Ending balance	10,572	10,155
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(576)
Contributions by employer	33
Currency exchange rate gains/(losses)	(18)
Ending balance	(572)	(576)
Other benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	0
Interest on obligation	0
Contributions by plan participants	0
Contributions by employer	33
Benefits paid	(33)
Non-investment expenses	0
Return on plan assets, net of interest on assets	0
Assets transferred to defined contribution section	0
Currency exchange rate gains/(losses)	0
Ending balance	$ 0	$ 0